Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity [Line Items]
Total	$ 66,882	$ 104,516
Due within 1 year
Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity [Line Items]
Total	12,685	20,716
Due after 1 year but within 2 years
Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity [Line Items]
Total	13,483	19,696
Due after 2 years but within 3 years
Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity [Line Items]
Total	10,727	17,750
Due after 3 years but within 4 years
Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity [Line Items]
Total	8,361	12,949
Due after 4 years but within 5 years
Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity [Line Items]
Total	7,222	9,964
Due after 5 years
Schedule of the Maturity Level of the Lease Liability, According to their Contractual Maturity [Line Items]
Total	$ 14,404	$ 23,441